UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Item 1.

Semiannual Report	Delaware
Foundation Funds

Delaware
Aggressive Allocation Portfolio

Delaware
Moderate Allocation Portfolio

Delaware
Conservative Allocation Portfolio

March 31, 2007

Core equity mutual funds

Table of contents

> Disclosure of Portfolio expenses	1
> Sector allocations	3
> Statements of net assets	4
> Statements of assets and liabilities	7
> Statements of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	25
> About the organization	31

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Portfolio expenses

For the period October 1, 2006 to March 31, 2007

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’ actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Portfolios’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratio	3/31/07
Actual Fund Return
Class A	$1,000.00	$1,076.60	0.82%	$4.25
Class B	1,000.00	1,071.70	1.57%	8.11
Class C	1,000.00	1,071.60	1.57%	8.11
Class R	1,000.00	1,074.10	1.07%	5.53
Institutional Class	1,000.00	1,078.00	0.57%	2.95
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.82%	$4.13
Class B	1,000.00	1,017.10	1.57%	7.90
Class C	1,000.00	1,017.10	1.57%	7.90
Class R	1,000.00	1,019.60	1.07%	5.39
Institutional Class	1,000.00	1,022.09	0.57%	2.87

Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratio	3/31/07
Actual Fund Return
Class A	$1,000.00	$1,060.00	0.81%	$4.16
Class B	1,000.00	1,055.60	1.56%	7.99
Class C	1,000.00	1,055.50	1.56%	7.99
Class R	1,000.00	1,058.60	1.06%	5.44
Institutional Class	1,000.00	1,060.40	0.56%	2.88
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.81%	$4.08
Class B	1,000.00	1,017.15	1.56%	7.85
Class C	1,000.00	1,017.15	1.56%	7.85
Class R	1,000.00	1,019.65	1.06%	5.34
Institutional Class	1,000.00	1,022.14	0.56%	2.82

(continues)     1

Disclosure of Portfolio expenses

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratio	3/31/07
Actual Fund Return
Class A	$1,000.00	$1,048.20	0.81%	$4.14
Class B	1,000.00	1,044.90	1.56%	7.95
Class C	1,000.00	1,045.10	1.56%	7.95
Class R	1,000.00	1,046.80	1.06%	5.41
Institutional Class	1,000.00	1,050.60	0.56%	2.86
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.81%	$4.08
Class B	1,000.00	1,017.15	1.56%	7.85
Class C	1,000.00	1,017.15	1.56%	7.85
Class R	1,000.00	1,019.65	1.06%	5.34
Institutional Class	1,000.00	1,022.14	0.56%	2.82

Sector allocations

Delaware Foundation Funds

As of March 31, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Delaware Aggresive Allocation Portfolio
Percentage
Sector	of Net Assets
Affiliated Investment Companies	98.08%
Domestic Equity Funds	57.38%
International Equity Funds	21.91%
Fixed Income Funds	18.79%
Repurchase Agreements	2.21%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29% )
Total Net Assets	100.00%

Delaware Moderate Allocation Portfolio
Percentage
Sector	of Net Assets
Affiliated Investment Companies	95.77%
Domestic Equity Funds	49.90%
International Equity Funds	12.28%
Fixed Income Funds	33.59%
Repurchase Agreements	4.36%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13% )
Total Net Assets	100.00%

Delaware Conservative Allocation Portfolio
Percentage
Sector	of Net Assets
Affiliated Investment Companies	91.47%
Domestic Equity Funds	32.52%
International Equity Funds	7.74%
Fixed Income Funds	51.21%
Repurchase Agreements	8.62%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09% )
Total Net Assets	100.00%

Statements of net assets

Delaware Aggressive Allocation Portfolio

March 31, 2007 (Unaudited)

	Number of
	Shares	Value
Affiliated Investment Companies – 98.08%
Equity Funds – 79.29%*
Delaware Group Equity Funds II –
Delaware Value Fund	1,034,761	$13,969,270
Delaware Group Equity Funds III –
Delaware Trend Fund	26,466	584,114
†Delaware Group Equity Funds IV –
Delaware Large Cap Growth Fund	1,525,052	10,644,865
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	161,310	2,048,631
Delaware Small Cap Value Fund	13,303	541,151
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	152,806	2,587,006
Delaware International Value
Equity Fund	563,858	9,157,054
†Voyageur Mutual Funds III –
Delaware Select Growth Fund	107,298	2,970,004
		42,502,095
Fixed Income Funds – 18.79%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	690,857	5,139,974
Delaware Inflation Protected
Bond Fund	94,257	914,296
Delaware Group Income Funds –
Delaware Corporate Bond Fund	331,402	1,879,048
Delaware High-Yield
Opportunities Fund	478,930	2,140,818
		10,074,136
Total Affiliated Investment Companies
(cost $43,134,600)		52,576,231

	Principal
	Amount
Repurchase Agreements – 2.21%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at
$485,006, collateralized by $269,300
U.S. Treasury Notes 2.625% due
5/15/08, market value $265,461,
$158,300 U.S. Treasury Notes
3.375% due 12/15/08, market value
$156,526 and $74,500 U.S. Treasury
Notes 3.50% due 8/15/09, market
value $72,986)	$484,800	484,800
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at
$349,749, collateralized by $286,000
U.S. Treasury Bills due 6/28/07,
market value $282,647 and $74,000
U.S. Treasury Notes 4.50% due
2/28/11, market value $74,200)	349,600	349,600
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at
$349,749, collateralized by $357,700
U.S. Treasury Bills due 4/19/07,
market value $356,840)	349,600	349,600
Total Repurchase Agreements
(cost $1,184,000)		1,184,000

Total Value of Securities – 100.29%
(cost $44,318,600)		53,760,231
Liabilities Net of Receivables and
Other Assets – (0.29%)		(153,754)
Net Assets Applicable to 5,038,740
Shares Outstanding – 100.00%		$53,606,477

Net Asset Value – Delaware Aggressive Allocation
Portfolio Class A ($37,513,219 / 3,516,984 Shares)		$10.67
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class B ($8,138,507 / 770,441 Shares)		$10.56
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class C ($6,206,270 / 587,046 Shares)		$10.57
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class R ($1,641,006 / 154,203 Shares)		$10.64
Net Asset Value – Delaware Aggressive Allocation
Portfolio Institutional Class
($107,475 / 10,066 Shares)		$10.68

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$43,591,579
Accumulated net realized gain on investments		573,267
Net unrealized appreciation of investments		9,441,631
Total net assets		$53,606,477

†Non-income producing security for the period ended March 31, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price per Share –
Aggressive Allocation Portfolio
Net asset value Class A (A)		$10.67
Sales charge (5.75% of offering price) (B)		0.65
Offering price		$11.32

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Moderate Allocation Portfolio

March 31, 2007 (Unaudited)

	Number of
	Shares	Value
Affiliated Investment Companies – 95.77%
Equity Funds – 62.18%*
Delaware Group Equity Funds II –
Delaware Value Fund	875,929	$11,825,036
Delaware Group Equity Funds III –
Delaware Trend Fund	21,173	467,291
†Delaware Group Equity Funds IV –
Delaware Large Cap Growth Fund	1,146,444	8,002,180
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	160,473	2,038,004
Delaware Small Cap Value Fund	12,121	493,067
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	79,599	1,347,617
Delaware International Value
Equity Fund	289,842	4,707,027
†Voyageur Mutual Funds III –
Delaware Select Growth Fund	64,317	1,780,286
		30,660,508
Fixed Income Funds – 33.59%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,175,791	8,747,884
Delaware Inflation Protected
Bond Fund	83,829	813,143
Delaware Group Income Funds –
Delaware Corporate Bond Fund	551,206	3,125,340
Delaware High-Yield
Opportunities Fund	487,893	2,180,883
Delaware Group Limited-Term
Government Funds – Delaware
Limited-Term Government Fund	206,007	1,697,494
		16,564,744
Total Affiliated Investment Companies
(cost $39,962,390)		47,225,252

	Principal
	Amount
Repurchase Agreements – 4.36%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased
at $880,174, collateralized by
$488,800 U.S. Treasury Notes
2.625% due 5/15/08, market value
$481,820, $287,300 U.S. Treasury
Notes 3.375% due 12/15/08, market
value $284,101 and $135,100
U.S. Treasury Notes 3.50% due
8/15/09, market value $132,472)	$879,800	879,800
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased
at $634,870, collateralized by
$519,200 U.S. Treasury Bills due
6/28/07, market value $513,014 and
$134,200 U.S. Treasury Notes 4.50%
due 2/28/11, market value $134,676)	634,600	634,600
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at
$634,870, collateralized by $649,200
U.S. Treasury Bills due 4/19/07,
market value $647,677)	634,600	634,600
Total Repurchase Agreements
(cost $2,149,000)		2,149,000

Total Value of Securities – 100.13%
(cost $42,111,390)		49,374,252
Liabilities Net of Receivables and
Other Assets – (0.13%)		(64,495)
Net Assets Applicable to 4,629,442
Shares Outstanding – 100.00%		$49,309,757

Net Asset Value – Delaware Moderate Allocation
Portfolio Class A ($37,685,901 / 3,537,955 Shares)		$10.65
Net Asset Value – Delaware Moderate Allocation
Portfolio Class B ($4,733,265 / 444,982 Shares)		$10.64
Net Asset Value – Delaware Moderate Allocation
Portfolio Class C ($5,439,603 / 510,119 Shares)		$10.66
Net Asset Value – Delaware Moderate Allocation
Portfolio Class R ($1,025,652 / 96,491 Shares)		$10.63
Net Asset Value – Delaware Moderate Allocation
Portfolio Institutional Class
($425,336 / 39,895 Shares)		$10.66

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$41,732,863
Accumulated net realized gain on investments		314,032
Net unrealized appreciation of investments		7,262,862
Total net assets		$49,309,757

†Non-income producing security for the period ended March 31, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price per Share –
Moderate Allocation Portfolio
Net asset value Class A (A)		$10.65
Sales charge (5.75% of offering price) (B)		0.65
Offering price		$11.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

(continues)     5

Statements of net assets

Delaware Conservative Allocation Portfolio

March 31, 2007 (Unaudited)

	Number of
	Shares	Value
Affiliated Investment Companies – 91.47%
Equity Funds – 40.26%*
Delaware Group Equity Funds II –
Delaware Value Fund	589,457	$ 7,957,663
Delaware Group Equity Funds III –
Delaware Trend Fund	18,527	408,880
†Delaware Group Equity Funds IV –
Delaware Large Cap Growth Fund	623,290	4,350,563
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	98,855	1,255,457
Delaware Group Global &
International Funds –
Delaware Emerging Markets Fund	43,175	730,950
Delaware International Value
Equity Fund	159,777	2,594,777
		17,298,290
Fixed Income Funds – 51.21%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,749,661	13,017,476
Delaware Inflation Protected
Bond Fund	65,805	638,311
Delaware Group Income Funds –
Delaware Corporate Bond Fund	711,471	4,034,041
Delaware High-Yield
Opportunities Fund	743,195	3,322,084
Delaware Group Limited-Term
Government Funds – Delaware
Limited-Term Government Fund	120,232	990,715
		22,002,627
Total Affiliated Investment Companies
(cost $35,937,586)		39,300,917

	Principal
	Amount
Repurchase Agreements – 8.62%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased
at $1,517,645, collateralized by
$843,000 U.S. Treasury Notes
2.625% due 5/15/08, market value
$830,910, $495,000 U.S. Treasury
Notes 3.375% due 12/15/08, market
value $489,938 and $233,000 U.S.
Treasury Notes 3.50% due 8/15/09,
market value $228,452)	$1,517,000	1,517,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased
at $1,095,466, collateralized by
$895,000 U.S. Treasury Bills due
6/28/07, market value $884,705 and
$231,000 U.S. Treasury Notes 4.50%
due 2/28/11, market value $232,251)	1,095,000	1,095,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased
at $1,094,466, collateralized by
$1,120,000 U.S. Treasury Bills due
4/19/07, market value $1,116,933)	1,094,000	1,094,000
Total Repurchase Agreements
(cost $3,706,000)		3,706,000

Total Value of Securities – 100.09%
(cost $39,643,586)		43,006,917
Liabilities Net of Receivables and
Other Assets – (0.09%)		(38,758)
Net Assets Applicable to 4,546,036
Shares Outstanding – 100.00%		$42,968,159

Net Asset Value – Delaware Conservative Allocation
Portfolio Class A ($39,139,763 / 4,141,168 Shares)		$9.45
Net Asset Value – Delaware Conservative Allocation
Portfolio Class B ($738,216 / 77,795 Shares)		$9.49
Net Asset Value – Delaware Conservative Allocation
Portfolio Class C ($2,311,926 / 244,687 Shares)		$9.45
Net Asset Value – Delaware Conservative Allocation
Portfolio Class R ($694,326 / 73,520 Shares)		$9.44
Net Asset Value – Delaware Conservative Allocation
Portfolio Institutional Class ($83,928 / 8,866 Shares)		$9.47

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$39,182,786
Undistributed net investment income		136,803
Accumulated net realized gain on investments		285,239
Net unrealized appreciation of investments		3,363,331
Total net assets		$42,968,159

†Non-income producing security for the period ended March 31, 2007.
*Institutional Class Shares.

Net Asset Value and Offering Price per Share –
Delaware Conservative Allocation Portfolio
Net asset value Class A (A)	$9.45
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.03

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of assets and liabilities

Six Months Ended March 31, 2007 (Unaudited)

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Assets:
Investments in affiliated investment companies at market	$52,576,231	$47,225,252	$39,300,917
Repurchase agreements	1,184,000	2,149,000	3,706,000
Cash	785	1,716	—
Subscriptions receivable	55,899	30,663	5,205
Dividends receivable	13,054	20,678	29,182
Interest receivable	336	610	1,051
Due from DMC	3,400	859	3,091
Total assets	53,833,705	49,428,778	43,045,446

Liabilities:
Cash Overdraft	—	—	289
Liquidations payable	148,627	52,491	16,704
Due to manager and affiliates	44,835	37,517	30,845
Other accrued expenses	33,766	29,013	29,449
Total liabilities	227,228	119,021	77,287

Total Net Assets	$53,606,477	$49,309,757	$42,968,159

Investments in affiliated investment companies at cost	$43,134,600	$39,962,390	$35,937,586
Repurchase agreements at cost	$ 1,184,000	$ 2,149,000	$ 3,706,000

See accompanying notes

Statements of operations

Six Months Ended March 31, 2007 (Unaudited)

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation	Allocation	Allocation
Portfolio	Portfolio	Portfolio
Investment Income:
Dividends from affiliated investment companies	$ 641,921	$ 631,190	$ 671,857
Interest	28,220	65,649	76,317
	670,141	696,839	748,174

Expenses:
Dividend disbursing and transfer agent fees and expenses	71,763	55,038	47,165
Management fees	66,232	58,513	48,627
Distribution expenses – Class A	55,484	53,431	52,733
Distribution expenses – Class B	41,913	24,044	4,081
Distribution expenses – Class C	30,827	24,689	10,710
Distribution expenses – Class R	4,338	3,111	2,106
Registration fees	28,436	27,012	38,907
Legal fees	16,879	15,744	14,785
Accounting and administration expenses	10,597	9,355	7,780
Trustees’ fees and benefits	6,651	5,633	4,715
Audit and tax	6,465	6,210	6,032
Reports and statements to shareholders	6,171	7,405	3,829
Custodian fees	954	519	587
Pricing fees	740	455	452
Insurance fees	711	643	558
Consulting fees	465	377	267
Taxes (other than taxes on income)	341	162	49
Dues and services	242	81	18
Trustees’ expenses	117	94	82
	349,326	292,516	243,483
Less expenses absorbed or waived	(66,333)	(54,875)	(63,939)
Less waived distribution expenses – Class A	(9,247)	(8,905)	(8,789)
Less waived distribution expenses – Class R	(723)	(519)	(351)
Less expense paid indirectly	(545)	(174)	(128)
Total operating expenses	272,478	228,043	170,276
Net Investment Income	397,663	468,796	577,898

Net Realized and Unrealized Gain (Loss) on Investments:
Realized gain distributions from affiliated investment companies	1,327,452	793,911	449,272
Net realized gain (loss) from sale of investments in affiliated investment companies	122,289	(22,273)	297,170
Net realized gain on investments	1,449,741	771,638	746,442
Net change in unrealized appreciation/depreciation of investments
in affiliated investment companies	1,970,450	1,386,100	482,313
Net Realized and Unrealized Gain on Investments	3,420,191	2,157,738	1,228,755

Net Increase in Net Assets Resulting from Operations	$3,817,854	$2,626,534	$1,806,653

See accompanying notes

Statements of changes in net assets

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/07	9/30/06	3/31/07	9/30/06	3/31/07	9/30/06
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$ 397,663	$ 410,756	$ 468,796	$ 593,441	$ 577,898	$ 893,708
Net realized gain on investments	1,449,741	2,691,431	771,638	1,302,304	746,442	709,317
Net change in unrealized appreciation/
depreciation of investments	1,970,450	(10,935)	1,386,100	470,681	482,313	232,406
Net increase in net assets resulting
from operations	3,817,854	3,091,252	2,626,534	2,366,426	1,806,653	1,835,431

Dividends and Distributions to
Shareholders from:
Net investment income:
Class A	(529,265)	(322,821)	(665,157)	(345,554)	(938,575)	(714,547)
Class B	(64,000)	(19,454)	(58,238)	(15,963)	(15,830)	(14,116)
Class C	(47,347)	(13,173)	(59,686)	(13,601)	(43,123)	(10,839)
Class R	(16,462)	(4,129)	(17,032)	(6,053)	(18,178)	(4,285)
Institutional Class	(1,771)	(1,138)	(8,922)	(4,214)	(2,459)	(1,821)

Net realized gain on investments:
Class A	(1,870,285)	(182,186)	(94,557)	—	—	—
Class B	(433,696)	(39,602)	(13,194)	—	—	—
Class C	(320,848)	(26,817)	(13,523)	—	—	—
Class R	(69,721)	(3,269)	(2,775)	—	—	—
Institutional Class	(5,396)	(519)	(1,130)	—	—	—
	(3,358,791)	(613,108)	(934,214)	(385,385)	(1,018,165)	(745,608)
Capital Share Transactions:
Proceeds from shares sold:
Class A	4,245,063	15,929,329	4,845,417	8,552,733	6,666,703	6,305,968
Class B	1,148,777	2,502,453	732,900	2,229,460	126,521	448,606
Class C	773,855	2,503,587	1,481,461	2,271,203	898,089	1,360,004
Class R	426,733	763,688	68,820	446,884	67,861	547,284
Institutional Class	305	12,617	10,471	105,074	140	12,510

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	2,346,322	497,276	746,232	341,343	929,586	708,481
Class B	477,685	56,649	67,139	15,005	13,076	12,836
Class C	364,797	39,139	72,602	13,273	37,250	10,839
Class R	86,158	7,398	19,802	6,052	18,177	4,285
Institutional Class	7,166	1,657	10,051	4,214	2,459	1,821
	9,876,861	22,313,793	8,054,895	13,985,241	8,759,862	9,412,634
Cost of shares repurchased:
Class A	(6,099,329)	(9,871,295)	(3,541,664)	(4,750,101)	(2,734,022)	(4,365,226)
Class B	(1,427,123)	(1,715,884)	(833,074)	(995,531)	(273,591)	(392,243)
Class C	(764,374)	(1,176,732)	(423,005)	(1,023,330)	(314,131)	(354,262)
Class R	(100,294)	(1,275,951)	(125,193)	(579,270)	(65,921)	(113,375)
Institutional Class	—	(473,654)	(10,653)	(369,580)	—	(191,003)
	(8,391,120)	(14,513,516)	(4,933,589)	(7,717,812)	(3,387,665)	(5,416,109)
Increase in net assets derived
from capital share transactions	1,485,741	7,800,277	3,121,306	6,267,429	5,372,197	3,996,525
Net Increase in Net Assets	1,944,804	10,278,421	4,813,626	8,248,470	6,160,685	5,086,348

Net Assets:
Beginning of period	51,661,673	41,383,252	44,496,131	36,247,661	36,807,474	31,721,126
End of period	$53,606,477	$51,661,673	$49,309,757	$44,496,131	$42,968,159	$36,807,474

Undistributed net investment income	$—	$50,041	$—	$288,508	$136,803	$577,070

See accompanying notes

Financial highlights

Delaware Aggressive Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.610	$10.080	$ 8.740	$ 7.750	$ 6.380	$ 7.310

Income (loss) from investment operations:
Net investment income[2]	0.092	0.108	0.043	0.032	0.009	0.029
Net realized and unrealized gain (loss) on investments	0.707	0.580	1.346	0.991	1.413	(0.920)
Total from investment operations	0.799	0.688	1.389	1.023	1.422	(0.891)

Less dividends and distributions from:
Net investment income	(0.163)	(0.101)	(0.049)	(0.033)	(0.052)	(0.039)
Net realized gain on investments	(0.576)	(0.057)	—	—	—	—
Total dividends and distributions	(0.739)	(0.158)	(0.049)	(0.033)	(0.052)	(0.039)

Net asset value, end of period	$10.670	$10.610	$10.080	$ 8.740	$ 7.750	$ 6.380

Total return[3]	7.66%	6.89%	15.93%	13.21%	22.40%	(12.30% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,513	$36,699	$28,326	$24,491	$22,965	$13,488
Ratio of expenses to average net assets	0.82%	0.80%	0.83%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.12%	1.13%	1.11%	1.67%	2.15%	2.11%
Ratio of net investment income to average net assets	1.71%	1.06%	0.45%	0.38%	0.13%	0.38%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.41%	0.73%	0.17%	(0.49% )	(1.22% )	(0.93% )
Portfolio turnover	15%	9%	15%	12%	5%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.480	$ 9.960	$ 8.660		$ 7.710		$ 6.340		$ 7.280

Income (loss) from investment operations:
Net investment income (loss)[2]	0.052	0.032	(0.027)		(0.032)		(0.044)		(0.028)
Net realized and unrealized gain (loss) on investments	0.689	0.573	1.327		0.982		1.414		(0.912)
Total from investment operations	0.741	0.605	1.300		0.950		1.370		(0.940)

Less dividends and distributions from:
Net investment income	(0.085)	(0.028)	—		—		—		—
Net realized gain on investments	(0.576)	(0.057)	—		—		—		—
Total dividends and distributions	(0.661)	(0.085)	—		—		—		—

Net asset value, end of period	$10.560	$10.480	$ 9.960		$ 8.660		$ 7.710		$ 6.340

Total return[3]	7.17%	6.10%	15.01%		12.32%		21.61%		(12.91%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,139	$7,864	$6,667		$4,052		$2,694		$1,721
Ratio of expenses to average net assets	1.57%	1.55%	1.58%		1.55%		1.55%		1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.82%	1.83%	1.81%		2.37%		2.86%		2.86%
Ratio of net investment income (loss) to average net assets	0.96%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)	(0.37%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.71%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)	(1.68%	)
Portfolio turnover	15%	9%	15%		12%		5%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Aggressive Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05		9/30/04		9/30/03		9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.490	$ 9.970	$ 8.660		$ 7.710		$ 6.350		$ 7.290

Income (loss) from investment operations:
Net investment income (loss)[2]	0.052	0.032	(0.027)		(0.032)		(0.045)		(0.028)
Net realized and unrealized gain (loss) on investments	0.689	0.573	1.337		0.982		1.405		(0.912)
Total from investment operations	0.741	0.605	1.310		0.950		1.360		(0.940)

Less dividends and distributions from:
Net investment income	(0.085)	(0.028)	—		—		—		—
Net realized gain on investments	(0.576)	(0.057)	—		—		—		—
Total dividends and distributions	(0.661)	(0.085)	—		—		—		—

Net asset value, end of period	$10.570	$10.490	$ 9.970		$ 8.660		$ 7.710		$ 6.350

Total return[3]	7.16%	6.10%	15.12%		12.32%		21.42%		(12.89%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,206	$5,780	$4,147		$3,169		$2,525		$965
Ratio of expenses to average net assets	1.57%	1.55%	1.58%		1.55%		1.55%		1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.82%	1.83%	1.81%		2.37%		2.86%		2.86%
Ratio of net investment income (loss) to average net assets	0.96%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)	(0.37%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.71%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)	(1.68%	)
Portfolio turnover	15%	9%	15%		12%		5%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)
Net asset value, beginning of period	$10.580	$10.050	$ 8.710	$ 7.750	$ 7.460

Income (loss) from investment operations:
Net investment income (loss)[3]	0.079	0.083	0.012	0.002	(0.021)
Net realized and unrealized gain on investments	0.693	0.576	1.346	0.990	0.311
Total from investment operations	0.772	0.659	1.358	0.992	0.290

Less dividends and distributions from:
Net investment income	(0.136)	(0.072)	(0.018)	(0.032)	—
Net realized gain on investments	(0.576)	(0.057)	—	—	—
Total dividends and distributions	(0.712)	(0.129)	(0.018)	(0.032)	—

Net asset value, end of period	$10.640	$10.580	$10.050	$ 8.710	$ 7.750

Total return[4]	7.41%	6.61%	15.60%	12.81%	3.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,641	$1,220	$1,693	$933	$4
Ratio of expenses to average net assets	1.07%	1.05%	1.16%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.42%	1.43%	1.41%	1.97%	2.88%
Ratio of net investment income (loss) to average net assets	1.46%	0.81%	0.12%	0.03%	(0.86%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	1.11%	0.43%	(0.13% )	(0.79% )	(2.59%	)
Portfolio turnover	15%	9%	15%	12%	5%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     13

Financial highlights

Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.630	$10.100	$ 8.760	$ 7.760	$ 6.390	$ 7.320

Income (loss) from investment operations:
Net investment income[2]	0.105	0.134	0.067	0.053	0.027	0.048
Net realized and unrealized gain (loss) on investments	0.710	0.578	1.344	0.999	1.413	(0.918)
Total from investment operations	0.815	0.712	1.411	1.052	1.440	(0.870)

Less dividends and distributions from:
Net investment income	(0.189)	(0.125)	(0.071)	(0.052)	(0.070)	(0.060)
Net realized gain on investments	(0.576)	(0.057)	—	—	—	—
Total dividends and distributions	(0.765)	(0.182)	(0.071)	(0.052)	(0.070)	(0.060)

Net asset value, end of period	$10.680	$10.630	$10.100	$ 8.760	$ 7.760	$ 6.390

Total return[3]	7.80%	7.12%	16.16%	13.58%	22.69%	(12.05% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107	$99	$550	$635	$557	$383
Ratio of expenses to average net assets	0.57%	0.55%	0.58%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.82%	0.83%	0.81%	1.37%	1.86%	1.86%
Ratio of net investment income to average net assets	1.96%	1.31%	0.70%	0.63%	0.38%	0.63%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.71%	1.03%	0.47%	(0.19% )	(0.93% )	(0.68% )
Portfolio turnover	15%	9%	15%	12%	5%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.270	$ 9.780	$ 8.830	$ 8.100	$ 6.900	$ 7.580

Income (loss) from investment operations:
Net investment income[2]	0.114	0.164	0.110	0.094	0.088	0.119
Net realized and unrealized gain (loss) on investments	0.499	0.443	0.963	0.733	1.249	(0.645)
Total from investment operations	0.613	0.607	1.073	0.827	1.337	(0.526)

Less dividends and distributions from:
Net investment income	(0.204)	(0.117)	(0.123)	(0.097)	(0.137)	(0.147)
Net realized gain on investments	(0.029)	—	—	—	—	(0.007)
Total dividends and distributions	(0.233)	(0.117)	(0.123)	(0.097)	(0.137)	(0.154)

Net asset value, end of period	$10.650	$10.270	$ 9.780	$ 8.830	$ 8.100	$ 6.900

Total return[3]	6.00%	6.25%	12.22%	10.24%	19.63%	(7.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,686	$34,361	$28,660	$26,321	$29,746	$20,902
Ratio of expenses to average net assets	0.81%	0.80%	0.83%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.10%	1.14%	1.09%	1.62%	2.03%	1.79%
Ratio of net investment income to average net assets	2.17%	1.65%	1.17%	1.08%	1.17%	1.53%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.88%	1.31%	0.91%	0.26%	(0.06% )	0.54%
Portfolio turnover	10%	6%	7%	13%	9%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware Moderate Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.230	$ 9.740	$ 8.800	$ 8.080	$ 6.880	$ 7.550

Income (loss) from investment operations:
Net investment income[2]	0.075	0.089	0.040	0.029	0.032	0.061
Net realized and unrealized gain (loss) on investments	0.492	0.447	0.956	0.729	1.248	(0.638)
Total from investment operations	0.567	0.536	0.996	0.758	1.280	(0.577)

Less dividends and distributions from:
Net investment income	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)	(0.086)
Net realized gain on investments	(0.029)	—	—	—	—	(0.007)
Total dividends and distributions	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)	(0.093)

Net asset value, end of period	$10.640	$10.230	$ 9.740	$ 8.800	$ 8.080	$ 6.880

Total return[3]	5.56%	5.52%	11.34%	9.39%	18.75%	(7.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,733	$4,582	$3,141	$2,448	$1,682	$1,230
Ratio of expenses to average net assets	1.56%	1.55%	1.58%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.84%	1.79%	2.32%	2.74%	2.54%
Ratio of net investment income to average net assets	1.42%	0.90%	0.42%	0.33%	0.42%	0.78%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.18%	0.61%	0.21%	(0.44% )	(0.77% )	(0.21% )
Portfolio turnover	10%	6%	7%	13%	9%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.250	$ 9.770	$ 8.820	$ 8.090	$ 6.890	$ 7.560

Income (loss) from investment operations:
Net investment income[2]	0.075	0.089	0.040	0.029	0.031	0.061
Net realized and unrealized gain (loss) on investments	0.492	0.437	0.966	0.739	1.249	(0.638)
Total from investment operations	0.567	0.526	1.006	0.768	1.280	(0.577)

Less dividends and distributions from:
Net investment income	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)	(0.086)
Net realized gain on investments	(0.029)	—	—	—	—	(0.007)
Total dividends and distributions	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)	(0.093)

Net asset value, end of period	$10.660	$10.250	$ 9.770	$ 8.820	$ 8.090	$ 6.890

Total return[3]	5.55%	5.40%	11.43%	9.50%	18.72%	(7.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,440	$4,130	$2,694	$1,962	$1,718	$812
Ratio of expenses to average net assets	1.56%	1.55%	1.58%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.84%	1.79%	2.32%	2.74%	2.54%
Ratio of net investment income to average net assets	1.42%	0.90%	0.42%	0.33%	0.42%	0.78%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.18%	0.61%	0.21%	(0.44% )	(0.77% )	(0.21% )
Portfolio turnover	10%	6%	7%	13%	9%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     17

Financial highlights

Delaware Moderate Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)
Net asset value, beginning of period	$10.240	$ 9.750	$ 8.800	$ 8.100	$ 7.860

Income from investment operations:
Net investment income[3]	0.101	0.139	0.079	0.064	0.005
Net realized and unrealized gain on investments	0.496	0.439	0.963	0.733	0.235
Total from investment operations	0.597	0.578	1.042	0.797	0.240

Less dividends and distributions from:
Net investment income	(0.178)	(0.088)	(0.092)	(0.097)	—
Net realized gain on investments	(0.029)	—	—	—	—
Total dividends and distributions	(0.207)	(0.088)	(0.092)	(0.097)	—

Net asset value, end of period	$10.630	$10.240	$ 9.750	$ 8.800	$ 8.100

Total return[4]	5.86%	5.96%	11.89%	9.87%	3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,026	$1,022	$1,110	$960	$6
Ratio of expenses to average net assets	1.06%	1.05%	1.16%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.40%	1.44%	1.39%	1.92%	2.23%
Ratio of net investment income to average net assets	1.92%	1.40%	0.84%	0.73%	0.14%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	1.58%	1.01%	0.61%	(0.04% )	(0.94%	)
Portfolio turnover	10%	6%	7%	13%	9%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$10.300	$ 9.800	$ 8.850	$ 8.110	$ 6.910	$ 7.590

Income (loss) from investment operations:
Net investment income[2]	0.128	0.188	0.133	0.116	0.106	0.138
Net realized and unrealized gain (loss) on investments	0.490	0.453	0.962	0.741	1.250	(0.643)
Total from investment operations	0.618	0.641	1.095	0.857	1.356	(0.505)

Less dividends and distributions from:
Net investment income	(0.229)	(0.141)	(0.145)	(0.117)	(0.156)	(0.168)
Net realized gain on investments	(0.029)	—	—	—	—	(0.007)
Total dividends and distributions	(0.258)	(0.141)	(0.145)	(0.117)	(0.156)	(0.175)

Net asset value, end of period	$10.660	$10.300	$ 9.800	$ 8.850	$ 8.110	$ 6.910

Total return[3]	6.04%	6.60%	12.46%	10.61%	19.92%	(6.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$425	$401	$643	$774	$831	$623
Ratio of expenses to average net assets	0.56%	0.55%	0.58%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.80%	0.84%	0.79%	1.32%	1.74%	1.54%
Ratio of net investment income to average net assets	2.42%	1.90%	1.42%	1.33%	1.42%	1.78%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.18%	1.61%	1.21%	0.56%	0.23%	0.79%
Portfolio turnover	10%	6%	7%	13%	9%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     19

Financial highlights

Delaware Conservative Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 9.270	$ 9.000	$ 8.450	$ 7.930	$ 7.040	$ 7.560

Income (loss) from investment operations:
Net investment income[2]	0.143	0.242	0.205	0.155	0.172	0.214
Net realized and unrealized gain (loss) on investments	0.300	0.241	0.522	0.459	0.867	(0.487)
Total from investment operations	0.443	0.483	0.727	0.614	1.039	(0.273)

Less dividends and distributions from:
Net investment income	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)	(0.247)
Total dividends and distributions	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)	(0.247)

Net asset value, end of period	$ 9.450	$ 9.270	$ 9.000	$ 8.450	$ 7.930	$ 7.040

Total return[3]	4.82%	5.46%	8.68%	7.77%	14.92%	(3.83% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,140	$33,571	$29,930	$27,270	$24,238	$18,988
Ratio of expenses to average net assets	0.81%	0.80%	0.82%	0.80%	0.80%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.19%	1.22%	1.20%	1.62%	1.97%	1.78%
Ratio of net investment income to average net assets	3.04%	2.70%	2.35%	1.86%	2.30%	2.78%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.66%	2.28%	1.97%	1.04%	1.13%	1.75%
Portfolio turnover	14%	9%	8%	25%	1%	21%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 9.270	$ 9.000	$ 8.450	$ 7.960	$ 7.080	$ 7.610

Income (loss) from investment operations:
Net investment income[2]	0.107	0.174	0.139	0.092	0.115	0.156
Net realized and unrealized gain (loss) on investments	0.307	0.243	0.524	0.461	0.874	(0.495)
Total from investment operations	0.414	0.417	0.663	0.553	0.989	(0.339)

Less dividends and distributions from:
Net investment income	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)	(0.191)
Total dividends and distributions	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)	(0.191)

Net asset value, end of period	$ 9.490	$ 9.270	$ 9.000	$ 8.450	$ 7.960	$ 7.080

Total return[3]	4.49%	4.69%	7.89%	6.96%	14.09%	(4.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$738	$852	$758	$711	$698	$482
Ratio of expenses to average net assets	1.56%	1.55%	1.57%	1.55%	1.55%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.89%	1.92%	1.90%	2.32%	2.68%	2.53%
Ratio of net investment income to average net assets	2.29%	1.95%	1.60%	1.11%	1.55%	2.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.96%	1.58%	1.27%	0.34%	0.42%	1.00%
Portfolio turnover	14%	9%	8%	25%	1%	21%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     21

Financial highlights

Delaware Conservative Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 9.230	$ 8.960	$ 8.420	$ 7.930	$ 7.050	$ 7.580

Income (loss) from investment operations:
Net investment income[2]	0.107	0.175	0.139	0.093	0.116	0.156
Net realized and unrealized gain (loss) on investments	0.307	0.242	0.514	0.460	0.873	(0.495)
Total from investment operations	0.414	0.417	0.653	0.553	0.989	(0.339)

Less dividends and distributions from:
Net investment income	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)	(0.191)
Total dividends and distributions	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)	(0.191)

Net asset value, end of period	$ 9.450	$ 9.230	$ 8.960	$ 8.420	$ 7.930	$ 7.050

Total return[3]	4.51%	4.71%	7.80%	6.99%	14.15%	(4.66% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,312	$1,643	$579	$641	$340	$147
Ratio of expenses to average net assets	1.56%	1.55%	1.57%	1.55%	1.55%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.89%	1.92%	1.90%	2.32%	2.68%	2.53%
Ratio of net investment income to average net assets	2.29%	1.95%	1.60%	1.11%	1.55%	2.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.96%	1.58%	1.27%	0.34%	0.42%	1.00%
Portfolio turnover	14%	9%	8%	25%	1%	21%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03
	(Unaudited)
Net asset value, beginning of period	$ 9.250	$ 8.980	$ 8.420	$ 7.930	$ 7.800

Income from investment operations:
Net investment income[3]	0.131	0.220	0.176	0.126	0.034
Net realized and unrealized gain on investments	0.299	0.236	0.531	0.449	0.131
Total from investment operations	0.430	0.456	0.707	0.575	0.165

Less dividends and distributions from:
Net investment income	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)
Total dividends and distributions	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)

Net asset value, end of period	$ 9.440	$ 9.250	$ 8.980	$ 8.420	$ 7.930

Total return[4]	4.68%	5.16%	8.46%	7.27%	2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$694	$661	$200	$185	$8
Ratio of expenses to average net assets	1.06%	1.05%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.49%	1.52%	1.50%	1.92%	2.28%
Ratio of net investment income to average net assets	2.79%	2.45%	2.02%	1.51%	1.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.36%	1.98%	1.67%	0.74%	0.17%
Portfolio turnover	14%	9%	8%	25%	1%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] Date of commencement operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Conservative Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/07[1]	9/30/06	9/30/05	9/30/04	9/30/03	9/30/02
	(Unaudited)
Net asset value, beginning of period	$ 9.290	$9.020	$8.470	$7.930	$7.040	$7.560

Income (loss) from investment operations:
Net investment income[2]	0.154	0.264	0.226	0.176	0.191	0.233
Net realized and unrealized gain (loss) on investments	0.312	0.241	0.522	0.468	0.861	(0.486)
Total from investment operations	0.466	0.505	0.748	0.644	1.052	(0.253)

Less dividends and distributions from:
Net investment income	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)	(0.267)
Total dividends and distributions	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)	(0.267)

Net asset value, end of period	$ 9.470	$9.290	$9.020	$8.470	$7.930	$7.040

Total return[3]	5.06%	5.71%	8.92%	8.16%	15.12%	(3.58% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84	$80	$254	$387	$300	$262
Ratio of expenses to average net assets	0.56%	0.55%	0.57%	0.55%	0.55%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.89%	0.92%	0.90%	1.32%	1.68%	1.53%
Ratio of net investment income to average net assets	3.29%	2.95%	2.60%	2.11%	2.55%	3.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.96%	2.58%	2.27%	1.34%	1.42%	2.00%
Portfolio turnover	14%	9%	8%	25%	1%	21%

[1] Ratios and portfolio turnover have been annualized and total return has not be annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Foundation Funds

March 31, 2007 (Unaudited)

Delaware Group Foundation Funds (the “Trust”) is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (collectively, the “Underlying Funds”). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — The value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, each Portfolio will incorporate FIN 48 in its semiannual report on March 31, 2008. Although each Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Portfolio’s financial statements.

Class Accounting —Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Portfolios may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolios’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(continues)     25

Notes to financial statements

Delaware Foundation Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolios on the transaction. There were no commission rebates during the period ended March 31, 2007.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly”.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios’ average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations [collectively, “non-routine expenses”]) from exceeding, in an aggregate amount 0.55% of average daily net assets through January 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Portfolio pays DSC a monthly fee computed at the annual rate of 0.04% of such Portfolio’s average daily net assets for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2008 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At March 31, 2007, the Portfolios had receivables due from or liabilities payable to affiliates as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Receivable from DMC under expense limitation agreement	$3,400	$859	$3,091
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	(19,434)	(16,290)	(15,869)
Distribution fee payable to DDLP	(20,939)	(17,020)	(11,084)
Other expenses payable to DMC and affiliates*	(4,462)	(4,207)	(3,892)

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Portfolio bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended March 31, 2007, each Portfolio was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Aggressive	Delaware Moderate	Delaware Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$1,416	$1,218	$1,016

For the six months ended March 31, 2007, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

Delaware Aggressive	Delaware Moderate	Delaware Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$6,668	$5,832	$6,314

For the six months ended March 31, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Portfolio’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Class A	$ 62	$ 60	$ 64
Class B	3,552	1,997	1,394
Class C	645	554	964

Trustees’ fees and benefits include expenses accrued by the Portfolios for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Portfolios unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio were $6,466, $5,519 and $4,600, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended March 31, 2007, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Purchases	$3,795,835	$5,999,301	$6,342,891
Sales	3,938,086	2,330,000	2,571,581

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Cost of investments	$44,971,030	$42,518,169	$39,800,908
Aggregate unrealized appreciation	$8,847,421	$6,924,553	$3,414,828
Aggregate unrealized depreciation	(58,220)	(68,470)	(208,819)
Net unrealized appreciation	$8,789,201	$6,856,083	$3,206,009

(continues)     27

Notes to financial statements

Delaware Foundation Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2007 and the year ended September 30, 2006 was as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Six Months Ended 3/31/07*
Ordinary income	$1,146,058	$757,304	$1,018,165
Long-term capital gain	2,212,733	176,910	—
Total	$3,358,791	$934,214	$1,018,165

Year Ended 9/30/06
Ordinary income	$360,715	$385,385	$745,608
Long-term capital gain	252,393	—	—
Total	$613,108	$385,385	$745,608

*Tax information for the period ended March 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Aggressive	Delaware Moderate	Delaware Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Shares of beneficial interest	$43,591,579	$41,732,863	$39,182,786
Undistributed ordinary income	64,775	163,874	136,803
Undistributed long-term capital gain	1,160,922	556,937	—
Realized gains 10/1/06-3/31/07	—	—	773,021
Capital loss carryforwards as of 9/30/06	—	—	(330,460)
Unrealized appreciation of investments	8,789,201	6,856,083	3,206,009
Net assets	$53,606,477	$49,309,757	$42,968,159

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character or permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2007, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware Aggressive	Delaware Moderate
	Allocation Portfolio	Allocation Portfolio
Undistributed net investment income	$ 211, 141	$ 51,731
Accumulated net realized loss	(211,141)	(51,731)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2006 will expire as follows:

Delaware Conservative
Year of Expiration	Allocation Portfolio
2012	$330, 460

For the six months ended March 31, 2007, Delaware Conservative Allocation Portfolio had capital gains of $773,021 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/07	9/30/06	3/31/07	9/30/06	3/31/07	9/30/06
Shares sold:
Class A	393,519	1,561,758	456,910	858,487	708,993	702,129
Class B	107,562	245,355	69,180	224,505	13,276	50,074
Class C	72,355	245,343	139,930	228,251	95,860	151,522
Class R	40,031	74,642	6,498	45,178	7,159	61,249
Institutional Class	28	1,247	998	10,401	15	1,392

Shares issued upon reinvestment of
dividends and distributions:
Class A	223,886	48,705	71,069	34,549	99,634	79,515
Class B	45,931	5,587	6,388	1,517	1,392	1,431
Class C	35,043	3,856	6,895	1,338	3,984	1,214
Class R	8,237	726	1,888	613	1,948	481
Institutional Class	684	162	957	426	263	204
	927,276	2,187,381	760,713	1,405,265	932,524	1,049,211

Shares repurchased:
Class A	(558,786)	(961,595)	(334,232)	(478,061)	(289,923)	(486,056)
Class B	(133,459)	(169,759)	(78,698)	(100,375)	(28,845)	(43,763)
Class C	(71,425)	(114,100)	(39,606)	(102,564)	(33,153)	(39,403)
Class R	(9,376)	(128,578)	(11,691)	(59,813)	(7,015)	(12,602)
Institutional Class	—	(46,473)	(1,005)	(37,442)	—	(21,132)
	(773,046)	(1,420,505)	(465,232)	(778,255)	(358,936)	(602,956)
Net increase	154,230	766,876	295,481	627,010	573,588	446,255

For the six months ended March 31, 2007 and the year ended September 30, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	3/31/07			9/30/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Aggressive Allocation Portfolio	58,119	57,465	$623,240	68,467	67,755	$692,990
Delaware Moderate Allocation Portfolio	22,378	22,292	237,951	32,560	32,459	325,276
Delaware Conservative Allocation Portfolio	7,035	7,044	67,096	6,161	6,179	54,757

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2007, or at any time during the period then ended.

(continues)     29

Notes to financial statements

Delaware Foundation Funds

8. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1801)	Printed in the USA
SA-444 [3/07] CGI 5/07	MF-07-04-355 PO11860

Item 2. Code of Ethics

      Not applicable.

Item 3. Audit Committee Financial Expert

      Not applicable.

Item 4. Principal Accountant Fees and Services

      Not applicable.

Item 5. Audit Committee of Listed Registrants

      Not applicable.

Item 6. Schedule of Investments

      Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

      Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

      Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

      Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Foundation Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 30, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 30, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 30, 2007